UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------
                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-21352

                        SEI OPPORTUNITY MASTER FUND, L.P.
               (Exact name of registrant as specified in charter)

                                    --------


                            One Freedom Valley Drive
                                 Oaks, PA 19456
               (Address of principal executive offices) (Zip code)

                                Timothy D. Barto
                   c/o SEI Investments Management Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (610) 676-1114

                     DATE OF FISCAL YEAR END: MARCH 31, 2008

                   DATE OF REPORTING PERIOD: DECEMBER 31, 2007

ITEM 1.   SCHEDULE OF INVESTMENTS





SEI OPPORTUNITY MASTER FUND, L. P.

Quarterly Report (Unaudited)

December 31, 2007

                        SEI Opportunity Master Fund, L.P.
                       Schedule of Investments (Unaudited)
                                December 31, 2007

                                               FIRST                                           % OF
                                            ACQUISITION                                       MEMBERS'
INVESTMENTS IN INVESTMENT FUNDS                 DATE          COST            FAIR VALUE      CAPITAL   LIQUIDITY**
--------------------------------------------------------------------------------------------------------------------
Convertible Bond Hedging*:
   Alta Partners Discount
     Convertible Arbitrage, LP
     (in liquidation)                        10/01/2003    $   1,174,599    $     716,953       0.05%    Quarterly
   Lydian Partners II, LP                    10/01/2003       34,910,000       40,355,428       2.88%    Quarterly
                                                          -------------------------------------------
Total Convertible Bond Hedging                                36,084,599       41,072,381       2.93%

Credit Hedging*:
   Brigade Leveraged
     Capital Structure Fund, LP              05/01/2007       40,000,000       41,105,501       2.94%    Quarterly
   ICP Structured Credit
     Income Fund, LP                         09/01/2007       20,000,000       19,958,497       1.43%    Quarterly
   Ironshield Special Situations Fund, LP    10/01/2007       30,000,000       30,008,861       2.14%    Quarterly
   Solus, LLC                                01/01/2004       33,716,286       49,556,044       3.54%    Quarterly
   Southpaw Credit Opportunity
     Partners, LP                            08/01/2005       33,250,000       37,291,306       2.67%    Quarterly
   Strategic Value Credit
     Opportunities Fund, LP                  09/01/2005       43,000,000       47,332,597       3.38%    Quarterly
                                                          -------------------------------------------
Total Credit Hedging                                         199,966,286      225,252,806      16.10%

Distressed Debt*:
   Golden Tree Capital Solutions
     Fund (b)                                11/01/2006       40,000,000       39,984,389       2.86%     Annual
   Highland Crusader Fund, LP                12/01/2005       38,000,000       44,190,691       3.16%   Semi-Annual
   Strategic Value Restructuring
     Fund, LP                                01/01/2006       32,000,000       38,088,025       2.72%     Annual
                                                          -------------------------------------------
Total Distressed Debt                                        110,000,000      122,263,105       8.74%

                        SEI Opportunity Master Fund, L.P.
                 Schedule of Investments (continued) (Unaudited)
                                December 31, 2007

                                               FIRST                                           % OF
                                            ACQUISITION                                       MEMBERS'
INVESTMENTS IN INVESTMENT FUNDS                 DATE          COST            FAIR VALUE      CAPITAL   LIQUIDITY**
--------------------------------------------------------------------------------------------------------------------
Fixed Income*:
   Nayan Capital Fund Limited (b)            07/01/2005   $   33,000,000     $ 32,445,904       2.32%     Monthly
   Smith Breeden Mortgage Partners,
     LP                                      11/01/2005       31,000,000       38,630,679       2.76%    Quarterly
   Sorin Fund, LP                            03/01/2007       50,000,000       58,044,068       4.15%    Quarterly
                                                          -------------------------------------------
Total Fixed Income                                           114,000,000      129,120,651       9.23%

Global Macro*:
   First Quadrant Global Macro
     Fund, Ltd. (b)                          12/01/2005       46,000,000       49,862,685       3.56%     Monthly
                                                          -------------------------------------------
Total Global Macro                                            46,000,000       49,862,685       3.56%

Long/Short Equity*:
   Alydar QP Fund, LP                        02/01/2004       38,326,059       45,013,700       3.22%    Quarterly
   Boathouse Row I, LP                       01/01/2006       11,570,333       18,327,127       1.31%    Quarterly
   Boathouse Row Offshore, Ltd. (b)          01/01/2007       10,000,000       13,423,032       0.96%    Quarterly
   Boathouse Row Offshore
     Regatta, Ltd. (b)                       09/01/2007       15,000,000       16,214,250       1.16%    Quarterly
   Fuller and Thaler International
     Long Short Fund, LP                     11/01/2005       35,000,000       34,917,600       2.50%    Quarterly
   GPS Income Fund, LP                       09/01/2006       31,000,000       39,802,700       2.84%     Monthly
   GPS New Equity Fund, LP                   05/01/2007        5,000,000        4,600,720       0.33%     Monthly
   Highline Capital Partners QP, LP          01/01/2006       29,775,688       36,189,944       2.59%    Quarterly
   Longbow Partners, LP                      03/01/2007       30,000,000       31,830,108       2.27%    Quarterly
   Mercury Asia Real Estate Fund, LP         10/01/2007       35,000,000       34,149,220       2.44%    Quarterly
   Southport Millennium Fund II, LP          07/01/2007       39,317,440       49,033,723       3.50%    Quarterly
   Tiger Consumer Partners L.P.              12/01/2006       29,000,000       27,892,227       1.99%    Quarterly
                                                          -------------------------------------------
Total Long/Short Equity                                      308,989,520      351,394,351      25.11%

                        SEI Opportunity Master Fund, L.P.
                 Schedule of Investments (continued) (Unaudited)
                                December 31, 2007

                                               FIRST                                           % OF
                                            ACQUISITION                                       MEMBERS'
INVESTMENTS IN INVESTMENT FUNDS                 DATE          COST            FAIR VALUE      CAPITAL   LIQUIDITY**
--------------------------------------------------------------------------------------------------------------------
Multi-Strat*:
   Artradis Barracuda (non-US Feeder)
     Fund, Ltd. (b)                          05/01/2007   $   67,000,000   $   83,629,217       5.98%      Monthly
   Liberty View Leverage Plus Fund,
     Ltd.                                    10/01/2003       39,216,000       41,628,097       2.97%      Monthly
   LIM Asia Arbitrage Fund Inc. (c)          07/01/2006       44,000,000       52,460,344       3.75%      Monthly
   Redbrick Capital, LP                      01/01/2007       34,000,000       33,051,283       2.36%     Quarterly
   Sandelman Partners Multi-
     Strategy Fund, LP                       01/01/2007       46,000,000       43,153,634       3.08%     Quarterly
   Vicis Capital Fund (b)                    09/01/2005       58,500,000       67,813,426       4.85%     Quarterly
                                                          -------------------------------------------
Total Multi-Strat                                            288,716,000      321,736,001      22.99%

Registered Investment Companies:
   Citi Institutional Liquid Reserves                          1,054,273        1,054,273       0.08%       Daily
   Federated Prime Value Obligations
     Fund                                                     16,865,169       16,865,169       1.20%       Daily
                                                          -------------------------------------------
Total Registered Investments
   Companies                                                  17,919,442       17,919,442       1.28%
                                                          -------------------------------------------
Total Investments (a)                                     $1,121,675,847   $1,258,621,422      89.94%
                                                          -------------------------------------------

Percentages are based on Net Assets of $1,399,333,287.

* Investment funds are non-income producing.

** Available frequency of redemptions after initial lock-up period.

(a) The aggregate cost of investments for tax purposes was $1,121,675,847. Net unrealized appreciation on investments for tax purposes was $136,945,575 consisting of $144,249,747 of gross unrealized appreciation and $7,304,172 of gross unrealized depreciation.

(b) Domiciled in the Cayman Islands. The total value of such investments as of December 31, 2007 was $303,372,903 and represented 21.67% of Members' Capital.

(c) Domiciled in the British Virgin Islands. The total value of such investments as of December 31, 2007 was $52,460,344 and represented 3.74% of Members' Capital.

                        SEI Opportunity Master Fund, L.P.
                 Schedule of Investments (continued) (Unaudited)
                                December 31, 2007

The investments in Investment Funds shown above, representing 89.94% of Members' Capital, have been fair valued in accordance with procedures established by the Board of Directors.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)                                 SEI Opportunity Master Fund, L.P.


By (Signature and Title)*                    /s/ Robert A. Nesher
                                             -------------------------
                                             Robert A. Nesher
                                             President

Date:  February 29, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                    /s/ Robert A. Nesher
                                             -------------------------
                                             Robert A. Nesher
                                             President

Date:  February 29, 2008



By (Signature and Title)*                    /s/ Karen Weiss
                                             -------------------------
                                             Karen Weiss
                                             Treasurer


Date:  February 29, 2008

* Print the name and title of each signing officer under his or her signature.